Subsequent Events Subsequent Events Footnote Tagging (Details)		1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) Unit Integer	Jan. 31, 2016 USD ($) Unit Integer	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 29, 2016 USD ($) Property BrokerAgreement
Subsequent Event [Line Items]
Available-for-sale Securities			$ 47,366,656	$ 70,601,045
Debt financing			456,431,288
Available-for-sale Securities, Gross Realized Gain (Loss)			$ (630,919)	$ (2,413,713)	$ (651,849)
Subsequent Event
Subsequent Event [Line Items]
Partnership Execute Number of Broker Agreements | BrokerAgreement						2
Sell of MF Properties, Arboretum and Eagle Village | Property						2
Debt Instrument, Interest Rate, Stated Percentage	5.80%	5.80%
Debt Instrument, Call Feature		Jan. 01, 2027
Available-for-sale Security, Maturity Date at a point in time		Jan. 01, 2052
Number of Units in Real Estate Property | Unit	180	180
Proceeds from Sale of Available-for-sale Securities	$ 15,000,000
Number of Available for Sale Securities, Held in a Trust | Integer	3	3
Available-for-sale Securities, Gross Realized Gain (Loss)		$ 0
Subsequent Event | Derivative
Subsequent Event [Line Items]
Proceeds from Sale of Available-for-sale Securities		11,000,000
Subsequent Event | Senior Series 2016 [Member]
Subsequent Event [Line Items]
Available-for-sale Securities	$ 11,500,000	11,500,000
Subsequent Event | May 2015 Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						$ 2,500,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 40,000,000
Subsequent Event | TOB Facility [Member]
Subsequent Event [Line Items]
Debt financing	$ 11,900,000	$ 11,900,000